SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Attributable to Parent [Abstract]
Authorized, Issued And Outstanding Share Capital
Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	December 31	December 31,
	2016and 2015	2016	2015
	Number of shares

Ordinary shares of par value NIS 0.6 each	50,000,000	10,142,762	10,142,762

Amount in US$
Ordinary shares of par value NIS 0.6 each		1,985,280	1,985,280